CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS

COMMERCIAL PAPER -- 49.7%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Banking and Finance -- 20.7%
-------------------------------------------------------------------------
    $ 3,000        American Express Credit Corp.,
                   1.29%, 2/10/03                            $  2,995,700
      2,000        American Express Credit Corp.,
                   1.31%, 2/7/03                                1,997,307
      3,000        Asset Securitization Coop. Corp.,
                   1.32%, 1/17/03(1)                            2,998,240
      1,300        Barton Capital Corp., 1.32%, 1/6/03(1)       1,299,762
      3,541        Barton Capital Corp., 1.32%, 1/7/03(1)       3,540,221
      1,420        CIESCO, 1.33%, 1/22/03(1)                    1,418,898
      7,000        CIESCO, 1.56%, 1/14/03                       6,996,056
      1,000        Corporate Asset Funding Co., Inc.,
                   1.34%, 1/9/03(1)                               999,702
      4,000        Corporate Asset Funding Co., Inc.,
                   1.34%, 2/4/03(1)                             3,994,938
      5,000        Corporate Receivables Corp.,
                   1.60%, 1/6/03(1)                             4,998,889
      5,000        CXC, Inc., 1.33%, 1/30/03(1)                 4,994,643
      5,000        Enterprise Funding Corp.,
                   1.35%, 1/24/03(1)                            4,995,687
      2,802        Kitty Hawk Funding Corp.,
                   1.33%, 2/18/03(1)                            2,797,031
      5,000        Old Line Funding Corp.,
                   1.33%, 1/23/03(1)                            4,995,936
      2,000        Quincy Capital Corp., 1.35%, 1/24/03(1)      1,998,275
      2,499        Receivables Capital Corp.,
                   1.35%, 1/6/03(1)                             2,498,531
      5,000        Trident Capital Finance, Inc.,
                   1.33%, 2/6/03(1)                             4,993,350
-------------------------------------------------------------------------
                                                             $ 58,513,166
-------------------------------------------------------------------------
Credit Unions -- 2.0%
-------------------------------------------------------------------------
    $ 5,500        Mid-States Corp. Federal Credit Union,
                   1.35%, 1/23/03                            $  5,495,462
-------------------------------------------------------------------------
                                                             $  5,495,462
-------------------------------------------------------------------------
Electrical and Electronic Equipment -- 3.9%
-------------------------------------------------------------------------
    $ 3,000        General Electric Capital Corp.,
                   1.32%, 2/13/03                            $  2,995,270
      2,500        General Electric Capital Corp.,
                   1.32%, 2/14/03                               2,495,967
      1,000        General Electric Capital Corp.,
                   1.32%, 3/31/03                                 996,737
      3,000        General Electric Capital Corp.,
                   1.71%, 1/10/03                               2,998,718
      1,500        General Electric Capital Corp.,
                   1.77%, 1/17/03                               1,498,820
-------------------------------------------------------------------------
                                                             $ 10,985,512
-------------------------------------------------------------------------
Food and Beverages -- 1.4%
-------------------------------------------------------------------------
    $ 4,000        Nestle Capital Corp., 1.72%, 1/21/03(1)   $  3,996,178
-------------------------------------------------------------------------
                                                             $  3,996,178
-------------------------------------------------------------------------
Insurance -- 9.4%
-------------------------------------------------------------------------
    $ 3,000        AIG Funding, Inc., 1.30%, 1/3/03          $  2,999,783
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Insurance (continued)
-------------------------------------------------------------------------
    $ 3,000        AIG Funding, Inc., 1.30%, 1/16/03         $  2,998,375
      1,617        American General Finance Corp.,
                   1.31%, 1/22/03                               1,615,764
      3,277        Marsh and McLennan Cos., Inc.,
                   1.30%, 1/27/03(1)                            3,273,923
      2,000        Marsh and McLennan Cos., Inc.,
                   1.32%, 2/3/03(1)                             1,997,580
      5,774        MetLife Funding, Inc., 1.50%, 1/10/03        5,771,835
      3,000        Transamerica Finance Corp.,
                   1.31%, 1/13/03                               2,998,690
      5,000        Transamerica Finance Corp.,
                   1.35%, 2/5/03                                4,993,438
-------------------------------------------------------------------------
                                                             $ 26,649,388
-------------------------------------------------------------------------
Oil -- 4.9%
-------------------------------------------------------------------------
    $ 3,000        Chevron Texaco Corp., 1.31%, 1/16/03      $  2,998,363
      5,000        Chevron Texaco Corp., 1.32%, 1/29/03         4,994,867
      5,000        Cortez Capital Corp., 1.34%, 1/13/03(1)      4,997,767
        933        Exxon Imperial U.S., Inc.,
                   1.27%, 1/6/03(1)                               932,835
-------------------------------------------------------------------------
                                                             $ 13,923,832
-------------------------------------------------------------------------
Pharmaceutical -- 5.4%
-------------------------------------------------------------------------
    $ 5,000        Novartis Finance Corp.,
                   1.28%, 1/24/03(1)                         $  4,995,911
      3,000        Novartis Finance Corp.,
                   1.60%, 1/28/03(1)                            2,996,400
      5,042        Pfizer, Inc., 1.28%, 2/12/03(1)              5,034,471
      1,149        Pfizer, Inc., 1.28%, 2/27/03(1)              1,146,671
      1,081        Pfizer, Inc., 1.73%, 1/21/03(1)              1,079,961
-------------------------------------------------------------------------
                                                             $ 15,253,414
-------------------------------------------------------------------------
Telecommunications -- 2.0%
-------------------------------------------------------------------------
    $ 5,679        BellSouth Corp., 1.30%, 2/11/03(1)        $  5,670,592
-------------------------------------------------------------------------
                                                             $  5,670,592
-------------------------------------------------------------------------
Total Commercial Paper
   (identified cost $140,487,544)                            $140,487,544
-------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS -- 50.3%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
    $   723        FFCB Discount Notes, 1.27%, 2/26/03       $    721,572
      5,447        FHLB Discount Notes, 1.695%, 1/22/03         5,441,614
      4,700        FHLB Discount Notes, 1.25%, 2/7/03           4,693,962
      3,549        FHLB Discount Notes, 1.25%, 2/21/03          3,542,715
      5,000        FHLB Discount Notes, 1.27%, 2/28/03          4,989,769
      2,900        FHLB Discount Notes, 1.23%, 3/7/03           2,893,560

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
    $ 1,027        FHLB Discount Notes, 1.25%, 3/14/03       $  1,024,432
      1,727        FHLB Discount Notes, 1.27%, 3/14/03          1,722,613
      6,984        FHLB Discount Notes, 1.27%, 3/26/03          6,963,304
      6,366        FHLMC Discount Notes, 1.71%, 1/2/03          6,365,698
      2,700        FHLMC Discount Notes, 1.70%, 1/9/03          2,698,980
      2,380        FHLMC Discount Notes, 1.27%, 1/28/03         2,377,733
      1,705        FHLMC Discount Notes, 1.55%, 1/30/03         1,702,871
      1,819        FHLMC Discount Notes, 1.27%, 2/14/03         1,816,176
      5,000        FHLMC Discount Notes, 1.25%, 2/20/03         4,991,319
      7,121        FHLMC Discount Notes, 1.26%, 2/27/03         7,106,794
      2,100        FHLMC Discount Notes, 1.25%, 2/28/03         2,095,771
      2,131        FHLMC Discount Notes, 1.27%, 3/6/03          2,126,189
      1,500        FHLMC Discount Notes, 1.27%, 3/13/03         1,496,243
      3,661        FNMA Discount Notes, 1.69%, 1/8/03           3,659,797
     10,653        FNMA Discount Notes, 1.25%, 1/15/03         10,647,822
      6,280        FNMA Discount Notes, 1.70%, 1/15/03          6,275,849
      1,554        FNMA Discount Notes, 1.26%, 1/27/03          1,552,586
      3,204        FNMA Discount Notes, 1.27%, 1/31/03          3,200,609
      5,000        FNMA Discount Notes, 1.27%, 2/3/03           4,994,179
      6,940        FNMA Discount Notes, 1.24%, 2/12/03          6,929,960
      7,165        FNMA Discount Notes, 1.25%, 2/19/03          7,152,809
        912        FNMA Discount Notes, 1.265%, 2/19/03           910,430
      5,000        FNMA Discount Notes, 1.28%, 2/25/03          4,990,222
      2,295        FNMA Discount Notes, 1.26%, 2/26/03          2,290,502
      3,783        FNMA Discount Notes, 1.27%, 2/26/03          3,775,527
      5,000        FNMA Discount Notes, 1.28%, 3/12/03          4,987,556
      8,540        FNMA Discount Notes, 1.275%, 3/19/03         8,516,711
      5,000        FNMA Discount Notes, 1.27%, 3/26/03          4,985,183
      2,305        FNMA Discount Notes, 1.24%, 3/27/03          2,298,251
-------------------------------------------------------------------------
Total U.S. Government Obligations
   (identified cost, $141,939,308)                           $141,939,308
-------------------------------------------------------------------------
Total Investments -- 100.0%
   (identified cost $282,426,852)(2)                         $282,426,852
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.0%                       $     20,580
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $282,447,432
-------------------------------------------------------------------------


 FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

 FHLB - Federal Home Loan Bank

 FNMA - Federal National Mortgage Association (Fannie Mae)

 FFCB - Federal Farm Credit Bank

 (1) A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio's Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

 (2)  Cost for federal income taxes is the same.

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2002
Assets
------------------------------------------------------
Investments, at amortized cost            $282,426,852
Cash                                            65,588
Prepaid expenses                                   729
------------------------------------------------------
TOTAL ASSETS                              $282,493,169
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable to affiliate for Trustees' fees   $      6,649
Accrued expenses                                39,088
------------------------------------------------------
TOTAL LIABILITIES                         $     45,737
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $282,447,432
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $282,447,432
------------------------------------------------------
TOTAL                                     $282,447,432
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2002
Investment Income
----------------------------------------------------
Interest                                  $5,175,017
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $5,175,017
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $1,437,627
Trustees' fees and expenses                   20,697
Custodian fee                                165,978
Legal and accounting services                 33,796
Miscellaneous                                  7,905
----------------------------------------------------
TOTAL EXPENSES                            $1,666,003
----------------------------------------------------

NET INVESTMENT INCOME                     $3,509,014
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2002  DECEMBER 31, 2001
------------------------------------------------------------------------------
From operations --
   Net investment income                  $       3,509,014  $       8,554,160
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $       3,509,014  $       8,554,160
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     576,320,486  $     810,642,527
   Withdrawals                                 (621,360,711)      (765,188,094)
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $     (45,040,225) $      45,454,433
------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     (41,531,211) $      54,008,593
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $     323,978,643  $     269,970,050
------------------------------------------------------------------------------
AT END OF YEAR                            $     282,447,432  $     323,978,643
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                YEAR ENDED DECEMBER 31,
                                  ---------------------------------------------------
                                   2002       2001       2000       1999       1998
-------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                        0.58%      0.57%      0.58%      0.60%      0.61%
   Net investment income           1.22%      3.33%      5.77%      4.60%      4.90%
-------------------------------------------------------------------------------------
TOTAL RETURN*                      1.22%      3.70%        --         --         --
-------------------------------------------------------------------------------------

 * Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Cash Management Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2002, the Eaton Vance Cash Management Fund, the Eaton Vance Money Market Fund and the Eaton Vance Medallion Money Market Fund held an interest of approximately 40%, 56% and 3%, respectively, in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Security Valuation -- The Portfolio values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2002, $158 of credit balances were used to reduce the Portfolio's custodian fee.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the rate of 1/2 of 1% per annum of the Portfolio's average daily net assets and amounted to $1,437,627 for the year ended December 31, 2002. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2002.

4 Investments
-------------------------------------------
   Purchases and sales (including maturities) of investments during the year ended December 31, 2002, exclusive of U.S. Government securities, aggregated $1,827,376,995 and $1,860,372,699, respectively. Purchases and sales (including maturities) of U.S. Government securities aggregated $569,209,395 and $582,777,857, respectively.

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 2002

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS OF
CASH MANAGEMENT PORTFOLIO
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Cash Management Portfolio (the "Portfolio") at December 31, 2002, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2003

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Cash Management Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109. As used below, "EVC" means Eaton Vance Corporation, "EV" means Eaton Vance, Inc., "EVM" means Eaton Vance Management, "BMR" means Boston Management and Research and "EVD" means Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

INTERESTED TRUSTEE(S)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO            SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Jessica M.               Trustee            Since 1998      President and Chief              185                    None
 Bibliowicz                                                  Executive Officer of
 11/28/59                                                    National Financial
                                                             Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             adviser) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.

 James B. Hawkes          Trustee          Trustee of the    Chairman, President and          190              Director of EVC
 11/9/41                                 Trust since 1991;   Chief Executive Officer
                                          of the Portfolio   of EVC, EV, EVM and
                                             since 1993      BMR; Director of EV;
                                                             Vice President and
                                                             Director of EVD.
                                                             Trustee and/or officer
                                                             of 190 registered
                                                             investment companies in
                                                             the EVM Fund Complex.
                                                             Mr. Hawkes is an
                                                             interested person
                                                             because of his
                                                             positions with BMR,
                                                             EVM, EVC and EV, which
                                                             are affiliates of the
                                                             Fund and Portfolio.

NONINTERESTED TRUSTEE(S)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO            SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Donald R. Dwight         Trustee          Trustee of the    President of Dwight              190           Trustee/Director of the
 3/26/31                                 Trust since 1986;   Partners, Inc.                                  Royce Funds (mutual
                                          of the Portfolio   (corporate relations                           funds) consisting of 17
                                             since 1993      and communications                                  portfolios
                                                             company).

 Samuel L. Hayes,         Trustee          Trustee of the    Jacob H. Schiff                  190           Director of Tiffany &
 III 2/23/35                             Trust since 1986;   Professor of Investment                        Co. (specialty retailer)
                                          of the Portfolio   Banking                                          and Telect, Inc.
                                             since 1993      Emeritus, Harvard                               (telecommunication
                                                             University Graduate                             services company)
                                                             School of
                                                             Business Administration.

 Norton H. Reamer         Trustee          Trustee of the    President, Unicorn               190                   None
 9/21/35                                 Trust since 1986;   Corporation (an
                                          of the Portfolio   investment and
                                             since 1993      financial advisory
                                                             services company)
                                                             (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director of
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly,
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds (mutual
                                                             funds).

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

NONINTERESTED TRUSTEES (CONTINUED)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO            SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Lynn A. Stout            Trustee            Since 1998      Professor of Law,                185                   None
 9/14/57                                                     University of
                                                             California at Los
                                                             Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center.

 Jack L. Treynor          Trustee          Trustee of the    Investment Adviser and           170                   None
 2/21/30                                 Trust since 1984;   Consultant.
                                          of the Portfolio
                                             since 1993

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                               POSITION(S)                 TERM OF
                                WITH THE                  OFFICE AND
      NAME AND                TRUST AND THE               LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH                PORTFOLIO                  SERVICE            DURING PAST FIVE YEARS
 -------------------------------------------------------------------------------------------------------
 William H. Ahern,     Vice President of the Trust        Since 1995      Vice President of EVM and BMR.
 Jr. 7/28/59                                                              Officer of 34 registered
                                                                          investment companies managed
                                                                          by EVM or BMR.

 Thomas E. Faust         President of the Trust           Since 2002      Executive Vice President of
 Jr. 5/31/58                                                              EVM, BMR, EVC and EV; Chief
                                                                          Investment Officer of EVM and
                                                                          BMR and Director of EVC. Chief
                                                                          Executive Officer of Belair
                                                                          Capital Fund LLC, Belcrest
                                                                          Capital Fund LLC, Belmar
                                                                          Capital Fund LLC and Belport
                                                                          Capital Fund LLC (private
                                                                          investment companies sponsored
                                                                          by EVM). Officer of 50
                                                                          registered investment
                                                                          companies managed by EVM or
                                                                          BMR.

 Thomas J. Fetter      Vice President of the Trust        Since 1997      Vice President of EVM and BMR.
 8/20/43                                                                  Officer of 126 registered
                                                                          investment companies managed
                                                                          by EVM or BMR.

 Elizabeth S.          President of the Portfolio       Since 2002(2)     Vice President of EVM and BMR.
 Kenyon 9/8/59                                                            Officer of 2 registered
                                                                          investment companies managed
                                                                          by EVM or BMR.

 Thomas H. Luster    Vice President of the Portfolio      Since 2002      Vice President of EVM and BMR.
 4/8/62                                                                   Officer of 14 registered
                                                                          investment companies managed
                                                                          by EVM or BMR.

 Michael R. Mach       Vice President of the Trust        Since 1999      Vice President of EVM and BMR.
 7/15/47                                                                  Previously, Managing Director
                                                                          and Senior Analyst for
                                                                          Robertson Stephens
                                                                          (1998-1999). Officer of 23
                                                                          registered investment
                                                                          companies managed by EVM or
                                                                          BMR.

 Robert B.             Vice President of the Trust        Since 1998      Vice President of EVM and BMR.
 MacIntosh 1/22/57                                                        Officer of 125 registered
                                                                          investment companies managed
                                                                          by EVM or BMR.

 Duncan W.             Vice President of the Trust        Since 2001      Senior Vice President and
 Richardson                                                               Chief Equity Investment
 10/26/57                                                                 Officer of EVM and BMR.
                                                                          Officer of 40 registered
                                                                          investment companies managed
                                                                          by EVM or BMR.

 Walter A. Row, III    Vice President of the Trust        Since 2001      Director of Equity Research
 7/20/57                                                                  and a Vice President of EVM
                                                                          and BMR. Officer of 21
                                                                          registered investment
                                                                          companies managed by EVM or
                                                                          BMR.

 Judith A. Saryan      Vice President of the Trust        Since 2003      Vice President of EVM and BMR.
 8/21/54                                                                  Previously, Portfolio Manager
                                                                          and Equity Analyst for State
                                                                          Street Global Advisors
                                                                          (1980-1999). Officer of 22
                                                                          registered investment
                                                                          companies managed by EVM or
                                                                          BMR.

 Susan Schiff          Vice President of the Trust        Since 2002      Vice President of EVM and BMR.
 3/13/61                                                                  Officer of 24 registered
                                                                          investment companies managed
                                                                          by EVM or BMR.

 Edward E. Smiley,     Vice President of the Trust        Since 1999      Vice President of EVM and BMR.
 Jr. 10/5/44                                                              Officer of 36 registered
                                                                          investment companies managed
                                                                          by EVM or BMR.

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES (CONTINUED)

                               POSITION(S)                 TERM OF
                                WITH THE                  OFFICE AND
      NAME AND                TRUST AND THE               LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH                PORTFOLIO                  SERVICE            DURING PAST FIVE YEARS
 -------------------------------------------------------------------------------------------------------
 Alan R. Dynner                 Secretary                 Since 1997      Vice President, Secretary and
 10/10/40                                                                 Chief Legal Officer of BMR,
                                                                          EVM, EVD, EV and EVC. Officer
                                                                          of 190 registered investment
                                                                          companies managed by EVM
                                                                          or BMR.

 Kristin S.            Treasurer of the Portfolio       Since 2002(2)     Assistant Vice President of
 Anagnost 6/12/65                                                         EVM and BMR. Officer of 109
                                                                          registered investment
                                                                          companies managed by EVM or
                                                                          BMR.

 James L. O'Connor       Treasurer of the Trust           Since 1989      Vice President of BMR, EVM and
 4/1/45                                                                   EVD. Officer of 112 registered
                                                                          investment companies managed
                                                                          by EVM or BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2) Prior to 2002, Ms. Kenyon served as Vice President of the Portfolio since 2001 and Ms. Anagnost served as Assistant Treasurer since 1998.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.